Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock Compensation
Summary of Company's stock option activity
				Weighted average
	Number of shares			exercise price
	December 31			December 31
	2013	2012	2011	2013	2012	2011
Outstanding, beginning of year	223,951	286,977	287,186	$23.74	$22.46	$22.46
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited	0	0	0	0.00	0.00	0.00
Expired	(102,546)	(63,026)	(209)	23.26	17.94	17.27
Outstanding, end of year	121,405	223,951	286,977	$24.14	$23.74	$22.46
Exercisable, end of year	106,888	205,616	258,206	$24.43	$23.81	$22.53